OPERATING LEASES - Schedule of operating lease obligations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 18,597
Additions	0
Repayments	(2,785)
Foreign exchange translation	(5)
Operating lease obligation, ending balance	15,807
Current portion	4,900	$ 5,546
Non-current portion	10,907	$ 13,051
SFL Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	13,355
Additions	0
Repayments	(1,003)
Foreign exchange translation	0
Operating lease obligation, ending balance	12,352
Current portion	2,080
Non-current portion	10,272
Golden Hawk Lease
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	3,837
Additions	0
Repayments	(1,479)
Foreign exchange translation	0
Operating lease obligation, ending balance	2,358
Current portion	2,358
Non-current portion	0
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	1,405
Additions	0
Repayments	(303)
Foreign exchange translation	(5)
Operating lease obligation, ending balance	1,097
Current portion	462
Non-current portion	$ 635